Transactions with Related Parties, textual 3 (Details) $ / shares in Units, $ in Thousands		6 Months Ended
	Jun. 22, 2021 USD ($) Vote $ / shares shares	Jun. 30, 2021 USD ($) $ / shares shares	Dec. 31, 2020 $ / shares
Related Party Transaction [Line Items]
Proceeds from issuance of stock, net of expenses		$ 264
Aggregate principal amount		$ 100,819
Preferred Stock
Related Party Transaction [Line Items]
Nominal value | $ / shares		$ 0.01	$ 0.01
Mrs. Semiramis Paliou
Related Party Transaction [Line Items]
Percentage of number of votes entitled to vote on any matter, Series D preferred stockholders	15.00%
Purchase of Bond by executives
Related Party Transaction [Line Items]
Aggregate principal amount	$ 21,000
Series D preferred stock
Related Party Transaction [Line Items]
Stock Issued During Period Shares New Issues | shares		400
Series D preferred stock | Preferred Stock
Related Party Transaction [Line Items]
Stock Issued During Period Shares New Issues | shares	400
Nominal value | $ / shares	$ 0.01
Gross purchase price	$ 360
Proceeds from issuance of stock, net of expenses	$ 264
Maximum number of votes eligible | Vote	100,000
Series D preferred stock | Mrs. Semiramis Paliou
Related Party Transaction [Line Items]
Stock Issued During Period Shares New Issues | shares	400
Nominal value | $ / shares	$ 0.01
Percentage of number of votes entitled to vote on any matter total	36.00%